Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Three months ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(in thousands)
Clients 1-5	$494,853	$502,385	$1,002,850	$998,504
Clients 6-10	320,646	300,080	626,987	607,546
Clients 11-25	516,117	523,737	984,131	994,379
Other	731,870	712,886	1,483,517	1,453,979
Total	$2,063,486	$2,039,088	$4,097,485	$4,054,408